Consolidated Investment Entities - Consolidation of Investment Entities into the Consolidated Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Net investment income	$ 3,532.5	$ 3,642.5	$ 4,697.9		$ 4,968.8		$ 4,987.0
Fee income	2,722.4	2,624.8	3,515.4		3,603.6		3,516.5
Premiums	1,440.9	1,389.9	1,861.1		1,770.0		1,707.5
Realized capital gains (losses)	(1,957.8)	(896.6)	(1,280.8)		(1,531.4)		(1,678.0)
Other Nonoperating Income (Expense)	321.3	286.7	378.5		428.2		547.0
Income related to consolidated investment entities			443.2		479.6		194.2
Total revenues	6,394.5	7,411.5	9,615.3		9,718.8		9,274.2
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners			4,861.6		5,742.0		5,027.3
Other expense			4,031.0		3,557.1		4,112.6
Operating expenses related to consolidated investment entities			116.7		141.9		96.5
Total benefits and expenses	6,264.0	6,697.4	9,009.3		9,441.0		9,236.4
Income (loss) before income taxes	130.5	714.1	606.0		277.8		37.8
Income tax expense (benefit)	(6.4)	(4.0)	(5.2)		175.0		171.0
Net income (loss)	136.9	718.1	611.2		102.8		(133.2)
Less: Net income (loss) attributable to noncontrolling interest	84.5	222.4	138.2		190.9		(10.3)
Net income (loss) available to ING U.S., Inc.'s common shareholders	52.4	495.7	473.0		(88.1)		(122.9)
Before Consolidation
Revenues:
Net investment income			4,830.0	[1]	5,104.7	[1]	5,085.0	[1]
Fee income			3,565.6	[1]	3,614.5	[1]	3,526.5	[1]
Premiums			1,861.1	[1]	1,770.0	[1]	1,707.5	[1]
Realized capital gains (losses)			(1,280.8)	[1]	(1,531.4)	[1]	(1,678.0)	[1]
Other Nonoperating Income (Expense)			384.5	[1]	428.2	[1]	547.0	[1]
Income related to consolidated investment entities			0	[1]	0	[1]	0	[1]
Total revenues			9,360.4	[1]	9,386.0	[1]	9,188.0	[1]
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners			4,861.6	[1]	5,742.0	[1]	5,027.3	[1]
Other expense			4,031.0	[1]	3,557.1	[1]	4,112.6	[1]
Operating expenses related to consolidated investment entities			0	[1]	0	[1]	0	[1]
Total benefits and expenses			8,892.6	[1]	9,299.1	[1]	9,139.9	[1]
Income (loss) before income taxes			467.8	[1]	86.9	[1]	48.1	[1]
Income tax expense (benefit)			(5.2)	[1]	175.0	[1]	171.0	[1]
Net income (loss)			473.0	[1]	(88.1)	[1]	(122.9)	[1]
Less: Net income (loss) attributable to noncontrolling interest			0	[1]	0	[1]	0	[1]
Net income (loss) available to ING U.S., Inc.'s common shareholders			473.0	[1]	(88.1)	[1]	(122.9)	[1]
CLOs
Revenues:
Net investment income			0.5		0		0	[2]
Fee income			0		0		0	[2]
Premiums			0		0		0	[2]
Realized capital gains (losses)			0		0		0	[2]
Other Nonoperating Income (Expense)			0		0		0	[2]
Income related to consolidated investment entities			21.5		41.0		(52.1)	[2]
Total revenues			22.0		41.0		(52.1)	[2]
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners			0		0		0	[2]
Other expense			0		0		0	[2]
Operating expenses related to consolidated investment entities			142.1		91.7		67.9	[2]
Total benefits and expenses			142.1		91.7		67.9	[2]
Income (loss) before income taxes			(120.1)		(50.7)		(120.0)	[2]
Income tax expense (benefit)			0		0		0	[2]
Net income (loss)			(120.1)		(50.7)		(120.0)	[2]
Less: Net income (loss) attributable to noncontrolling interest			(120.1)		(50.7)		(120.0)	[2]
Net income (loss) available to ING U.S., Inc.'s common shareholders			0		0		0	[2]
VOEs
Revenues:
Net investment income			0		0		0
Fee income			0		0		0
Premiums			0		0		0
Realized capital gains (losses)			0		0		0
Other Nonoperating Income (Expense)			0		0		0
Income related to consolidated investment entities			415.1		438.6		246.3
Total revenues			415.1		438.6		246.3
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners			0		0		0
Other expense			0		0		0
Operating expenses related to consolidated investment entities			44.9		72.6		45.9
Total benefits and expenses			44.9		72.6		45.9
Income (loss) before income taxes			370.2		366.0		200.4
Income tax expense (benefit)			0		0		0
Net income (loss)			370.2		366.0		200.4
Less: Net income (loss) attributable to noncontrolling interest			0		0		0
Net income (loss) available to ING U.S., Inc.'s common shareholders			370.2		366.0		200.4
CLOs Adjustments
Revenues:
Net investment income			(20.7)	[3]	(11.5)	[3]	(7.3)	[3]
Fee income			(14.4)	[3]	(10.9)	[3]	(10.0)	[3]
Premiums			0	[3]	0	[3]	0	[3]
Realized capital gains (losses)			0	[3]	0	[3]	0	[3]
Other Nonoperating Income (Expense)			(6.0)	[3]	0	[3]	0	[3]
Income related to consolidated investment entities			6.6	[3]	0	[3]	0	[3]
Total revenues			(34.5)	[3]	(22.4)	[3]	(17.3)	[3]
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners			0	[3]	0	[3]	0	[3]
Other expense			0	[3]	0	[3]	0	[3]
Operating expenses related to consolidated investment entities			(34.5)	[3]	(22.4)	[3]	(17.3)	[3]
Total benefits and expenses			(34.5)	[3]	(22.4)	[3]	(17.3)	[3]
Income (loss) before income taxes			0	[3]	0	[3]	0	[3]
Income tax expense (benefit)			0	[3]	0	[3]	0	[3]
Net income (loss)			0	[3]	0	[3]	0	[3]
Less: Net income (loss) attributable to noncontrolling interest			0	[3]	0	[3]	0	[3]
Net income (loss) available to ING U.S., Inc.'s common shareholders			0	[3]	0	[3]	0	[3]
VOEs Adjustments
Revenues:
Net investment income			(111.9)	[3]	(124.4)	[3]	(90.7)	[3]
Fee income			(35.8)	[3]	0	[3]	0	[3]
Premiums			0	[3]	0	[3]	0	[3]
Realized capital gains (losses)			0	[3]	0	[3]	0	[3]
Other Nonoperating Income (Expense)			0	[3]	0	[3]	0	[3]
Income related to consolidated investment entities			0	[3]	0	[3]	0	[3]
Total revenues			(147.7)	[3]	(124.4)	[3]	(90.7)	[3]
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners			0	[3]	0	[3]	0	[3]
Other expense			0	[3]	0	[3]	0	[3]
Operating expenses related to consolidated investment entities			(35.8)	[3]	0	[3]	0	[3]
Total benefits and expenses			(35.8)	[3]	0	[3]	0	[3]
Income (loss) before income taxes			(111.9)	[3]	(124.4)	[3]	(90.7)	[3]
Income tax expense (benefit)			0	[3]	0	[3]	0	[3]
Net income (loss)			(111.9)	[3]	(124.4)	[3]	(90.7)	[3]
Less: Net income (loss) attributable to noncontrolling interest			258.3	[3]	241.6	[3]	109.7	[3]
Net income (loss) available to ING U.S., Inc.'s common shareholders			$ (370.2)	[3]	$ (366.0)	[3]	$ (200.4)	[3]

[1]	The Before Consolidation column includes the Company's equity interest in the investment products accounted for as equity method (private equity and real estate partnership funds) and available-for-sale investments (CLOs). The net income arising from consolidation of CLOs is completely attributable to other investors in these CLOs, as the Company's share has been eliminated through consolidation.
[2]	The Company adopted guidance now encompassed in ASC Topic 810 on January 1, 2010, resulting in the consolidation of certain CLOs. In accordance with the standard, prior periods have not been restated to reflect the consolidation of theses CLOs. Prior to January 1, 2010, the Company was not deemed to be the primary beneficiary of these CLOs.
[3]	Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment products, primarily the elimination of the Company's management fees expensed by the funds and recorded as operating revenues (before consolidation) by the Company.